LEASE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Right-of-use asset and lease liability related to the operating lease

At September 30, 2020 and December 31, 2019, the right-of-use asset and lease liability related to the operating leases were as follows:

	September 30, 2020	December 31, 2019
Right-of-use asset	$765,052	$378,013
Amortization of right-of-use asset	(120,742)	(39,709)
Right-of-use asset, net	$644,310	$338,304

Operating lease liability
Current portion of long-term lease	$38,020	$71,032
Long-term lease	606,290	286,139
Total operating lease liability	$644,310	$357,171

As of December 31, 2019 and 2018, the right-of-use asset and lease liability related to the operating lease were as follows:

	2019	2018
Right-of-use asset	$378,013	$-
Amortization of right-of-use asset	(39,709)	-
Right-of-use asset, net	$338,304	$-

Operating lease liability
Current portion of long-term lease	$71,032	$-
Long-term lease	286,139	-
Total operating lease liability	$357,171	$-

Future payments due under operating lease

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31,2020 (remaining three months)	$38,020
December 31, 2021	155,685
December 31, 2022	161,882
December 31, 2023	168,277
December 31, 2024	120,446
$644,310

The future payments due under operating lease as of December 31, 2019 is as follows:

Fiscal year ending:
December 31, 2020	71,032
December 31, 2021	73,954
December 31, 2022	76,970
December 31, 2023	80,083
December 31, 2024	55,132
$357,171